Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Accrued legal	$ 439	$ 1,798
Accrued interest	9,159	3,482
Accrued financing cost	3,628	3,537
Accrued construction expense	363	2,134
Accrued transaction cost - business combination	83	1,527
Accrued audit fees	150	800
Accrued payroll	146	100
Other accrued expenses	504	1,664
Total	$ 14,472	$ 15,042